CONSOLIDATED BALANCE SHEETS (Parentheticals) (EUR €) In Thousands, except Share data, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
Consolidated Statement Of Financial Position Parentheticals [Abstract]
Loans measured at fair value	€ 180,611	€ 277,247
Interest bearing deposits measured at fair value	2,954,945	1,779,727
Long-term debt measured at fair value	600,066	1,059,297
Common Stock Par Or Stated Value Per Share	€ 5.0	€ 5.0
Treasury stock shares outstanding	10,763	62,972
Common stock issued	956,090,482	956,090,482
Other Assets	306,310	295,712
Other liabilities	€ 3,727	€ 5,009